Related Party Disclosures - Disclosure Of Key management personnel compensation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Directors & officers compensation	$ 4,658,753	$ 4,413,442	$ 4,644,388
Share-based payments	34,500,181	26,455,495	875,755
Total	$ 39,158,934	$ 30,868,937	$ 5,520,143